Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Components of income tax (expense) benefit

	Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

Income (loss) from operations before income taxes:
Domestic[1]	$97.1	$66.5	$12.8
Foreign	54.0	30.1	(31.5)

Total income (loss) before income taxes	$151.1	$96.6	$(18.7)

Income tax benefit (expense):
Current:
Domestic[1]	$(2.5)	$(15.6)	$0.6
Foreign	454.3	(447.4)	(137.7)

Current income tax benefit (expense)	451.8	(463.0)	(137.1)

Deferred:
Domestic[1]	(4.2)	(22.2)	(0.9)
Foreign	5.6	41.6	71.8

Deferred income tax benefit	1.4	19.4	70.9

Total income tax benefit (expense)	$453.2	$(443.6)	$(66.2)

[1] Since JHI SE became an Irish parent holding company during fiscal year 2011, domestic represents both Ireland and The Netherlands for fiscal year 2011. For fiscal year 2010, domestic represents The Netherlands.

Reconciled tax at the statutory rate

	Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

Income tax (expense) benefit at statutory tax rates	$ (28.4)	$ (18.3)	$ 8.3
US state income taxes, net of the federal benefit	(0.8)	(1.7)	(3.7)
Asbestos – effect of foreign exchange	(1.9)	(31.7)	(66.4)
Benefit from Dutch financial risk reserve regime	-	-	3.2
Expenses not deductible	(0.7)	(4.0)	(3.7)
Non-assessable items	0.4	-	2.0
Income (losses) not available for carryforward	1.1	0.7	(0.6)
Repatriation of foreign earnings	(0.1)	(32.6)	-
Change in reserves	1.0	(0.2)	(2.2)
Amortisation of intangibles	1.7	(5.9)	-
Taxes on foreign income	2.6	(2.0)	(1.6)
State amended returns and audit	(0.5)	-	(2.2)
Tax assessment in dispute	478.4	(349.1)	-
Other permanent items	0.4	1.2	0.7

Total income tax benefit (expense)	$453.2	$(443.6)	$(66.2)

Effective tax rate	299.9%	-459.2%	354.0%

Deferred tax assets and liabilities

	31 March
(Millions of US dollars)	2012	2011

Deferred tax assets:
Asbestos liability	$444.5	$461.9
Other provisions and accruals	49.0	35.7
Net operating loss carryforwards	11.0	32.5
Capital loss carryforwards	34.5	34.3

Total deferred tax assets	539.0	564.4
Valuation allowance	(42.1)	(43.1)

Total deferred tax assets, net of valuation allowance	496.9	521.3

Deferred tax liabilities:
Depreciable and amortisable assets	(117.3)	(114.9)
Unremitted earnings	-	(32.6)
Other	(8.6)	(4.2)

Total deferred tax liabilities	(125.9)	(151.7)

Net deferred tax assets	$371.0	$369.6

Reconciliation of unrecognised tax benefits and interest and penalties

(US$ millions)	Unrecognised tax benefits	Interest and Penalties
Balance at 31 March 2009	$12.3	$(16.0)

Additions for tax positions of the current year	1.2	-
Additions (deletions) for tax positions of prior year	4.4	(4.1)
Other reductions for the tax positions of prior periods	(10.2)	(0.6)
Foreign currency translation adjustment	—	(6.2)

Balance at 31 March 2010	$7.7	$(26.9)

Additions for tax positions of the current year	0.1	-
Additions for tax positions of prior year	153.3	195.8
Other reductions for the tax positions of prior periods	(0.4)	(0.2)
Foreign currency translation adjustment	24.8	27.6

Balance at 31 March 2011	$185.5	$196.3

Additions for tax positions of the current year	0.2	-
Additions for tax positions of prior year	-	6.1
Settlements paid during the current period	(184.4)	(208.9)
Other reductions for the tax positions of prior periods	(5.2)	-
Foreign currency translation adjustment	6.5	7.4

Balance at 31 March 2012	$2.6	$0.9